UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  10/7/04

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:		1

Form 13F information table entry total:		64


Form 13F information table value total (x$1000): $777,790


List of other included managers:  zero

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                                 Artemis Investment Management
                                             FORM 13F
                                       September 30, 2004


Name of          Title of                Value       Shares/    Sh/ put/  Invstmt  Othr
Issuer             Class      Cusip    (x$1000)    Pm Amt       Pm  Call  Dscret   Mgrs   Sole    Shared   none
-------          -------    --------  --------     --------     ---  --   -----    ---    -----
Acxiom Corp.       COM      005125109    26,128   1,100,600.00   SH       Sole         1,100,600.00
Ameritrade Hold.   COM      03074K100       116       9,700.00   SH       Sole             9,700.00
Ashland Oil        COM      044204105       196       3,500.00   SH       Sole             3,500.00
Assured Guaranty   COM      G0585R106    21,358   1,282,000.00   SH       Sole         1,282,000.00
Bank of New York   COM      064057102       184       6,300.00   SH       Sole             6,300.00
Borg Warner
Automotive         COM      099724106       160       3,700.00   SH       Sole             3,700.00
Boston Scientific  COM      101137107       191       4,800.00   SH       Sole             4,800.00
Capital One
Financial          COM      14040H105       185       2,500.00   SH       Sole             2,500.00
Chemed Corp.       COM      16359R103    24,910     446,900.00   SH       Sole           446,900.00
Coca-Cola          COM      191216100       160       4,000.00   SH       Sole             4,000.00
Diageo Plc         COM      25243Q205       187       3,700.00   SH       Sole             3,700.00
Digimarc           COM      253807101     8,734     966,100.00   SH       Sole           966,100.00
Digital Theater    COM      25389G102     1,248      68,400.00   SH       Sole            68,400.00
Echostar Comm.     COM      278762109       180       5,800.00   SH       Sole             5,800.00
Fair Isaac & Co.   COM      303250104       182       6,220.00   SH       Sole             6,220.00
Fedex              COM      31428X106       189       2,200.00   SH       Sole             2,200.00
First City Fin.    COM      33761X107        90       9,680.00   SH       Sole             9,680.00
Fleetwood Enter.   COM      339099103    28,143   1,853,935.00   SH       Sole         1,853,935.00
Hughes Supply      COM      444482103    32,424   1,078,300.00   SH       Sole         1,078,300.00
Identix            COM      451906101    25,239   3,789,645.00   SH       Sole         3,789,645.00
Infinity Property
& Casualty         COM      45665Q103    17,928     607,100.00   SH       Sole           607,100.00
Instinet Group     COM      457750107    20,285   4,032,900.00   SH       Sole         4,032,900.00
Intermagnetics     COM      458771102    10,997     475,050.00   SH       Sole           475,050.00
Intervoice         COM      461142101    17,654   1,639,200.00   SH       Sole         1,639,200.00
Itron              COM      465741106    16,803     962,900.00   SH       Sole           962,900.00
Jackson Hewitt Tax COM      468202106       182       9,000.00   SH       Sole             9,000.00
Jet Blue Airways   COM      477143101       123       5,900.00   SH       Sole             5,900.00
Joy Global         COM      481165108    32,358     941,200.00   SH       Sole           941,200.00
KFX                COM      48245L107     1,473     191,100.00   SH       Sole           191,100.00
LCC Intl Inc.      COM      501810105     5,419   1,698,740.00   SH       Sole         1,698,740.00
MCI                COM      552691107       178      10,600.00   SH       Sole            10,600.00
MSC Ind. Direct    COM      553530106    33,954     996,300.00   SH       Sole           996,300.00
Mechanical Tech    COM      583538103       118      29,230.00   SH       Sole            29,230.00
Medicines Co.      COM      584688105     6,636     274,900.00   SH       Sole           274,900.00
Medicis
Pharmaceuticals    COM      584690309    25,880     662,900.00   SH       Sole           662,900.00
Mettler Toledo     COM      592688105    20,569     435,600.00   SH       Sole           435,600.00
Mindspeed Tech     COM      602682106     3,434   1,717,000.00   SH       Sole         1,717,000.00
Minerals Tech.     COM      603158106    27,005     458,795.00   SH       Sole           458,795.00
Nextel Partners    COM      65333F107    13,853     835,500.00   SH       Sole           835,500.00
Nic, Inc.          COM      62914B100     7,560   1,410,500.00   SH       Sole         1,410,500.00
Nokia Corp.        COM      654902204       178      13,000.00   SH       Sole            13,000.00
Pall Corp.         COM      696429307    26,830   1,096,000.00   SH       Sole         1,096,000.00
Pep Boys           COM      713278109    18,547   1,324,800.00   SH       Sole         1,324,800.00
Plug Power         COM      72919P103    16,902   2,636,800.00   SH       Sole         2,636,800.00
Power-One Inc      COM      739308104    14,292   2,205,600.00   SH       Sole         2,205,600.00
Regal Enter.       COM      758766109    15,257     798,800.00   SH       Sole           798,800.00
Regeneration Tech. COM      75886N100     7,274     906,960.00   SH       Sole           906,960.00
Restoration
Hardware           COM      760981100     8,350   1,611,900.00   SH       Sole         1,611,900.00
Revlon             COM      761525500    17,270   6,853,200.00   SH       Sole         6,853,200.00
Sanmina Corp.      COM      800907107       176      25,000.00   SH       Sole            25,000.00
Sears Roebuck & Co COM      812387108       189       4,750.00   SH       Sole             4,750.00
Sigmatel           COM      82661W107     9,803     462,200.00   SH       Sole           462,200.00
Stratasys          COM      862685104    17,851     565,700.00   SH       Sole           565,700.00
Superior Energy    COM      868157108    15,874   1,228,600.00   SH       Sole         1,228,600.00
TNS Inc.           COM      872960109     9,834     506,900.00   SH       Sole           506,900.00
Triad Hospitals    COM      89579K109    15,220     441,920.00   SH       Sole           441,920.00
Tribune Co.        COM      896047107       149       3,620.00   SH       Sole             3,620.00
VCA Antech         COM      918194101    19,555     947,900.00   SH       Sole           947,900.00
Valeant Pharm.     COM      91911X104    26,903   1,115,400.00   SH       Sole         1,115,400.00
Varian Inc.        COM      922206107    24,858     656,400.00   SH       Sole           656,400.00
W Holding          COM      929251106    27,341   1,438,981.00   SH       Sole         1,438,981.00
Wabash National    COM      929566107    31,450   1,144,900.00   SH       Sole         1,144,900.00
Werner Enterprises COM      950755108       193      10,000.00   SH       Sole            10,000.00
Zoran Corp.        COM      98975F101    20,881   1,328,300.00   SH       Sole         1,328,300.00
TOTAL PORTFOLIO
REPORT SUMMARY      64                  777,790


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